Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005459
Average Annual Return [Line Items]
Average Annual Return, Percent	23.47%	13.52%	12.25%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.87%	13.78%	12.48%